February 20, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Alger Institutional Funds (File No. 811-07986)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

Alger Focus Equity Fund (the “Fund”), a series of The Alger Institutional Funds, a registered open-end management investment company and Massachusetts business trust, has today filed with the Securities and Exchange Commission a preliminary proxy statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended.

We note that the Fund intends to distribute copies of the definitive proxy statement for the special meeting of shareholders, together with a notice of special meeting of shareholders and proxy card, to its shareholders on or about March 14, 2025.

If you have any questions, please feel free to contact the undersigned by telephone at (212) 806-8806 (or by email at mpillinger@alger.com). Thank you for your cooperation and attention to this matter.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

cc:	Hal Liebes, The Alger Institutional Funds
Nicole M. Runyan, Kirkland & Ellis LLP
Kim E. Kaufman, Kirkland & Ellis LLP

THE ALGER INSTITUTIONAL FUNDS

100 Pearl Street, 27TH Floor • New York, NY 10004 • www.alger.com